UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      May 31

Date of reporting period:     August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Investment Grade Bond Fund

8.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2004 (unaudited)

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Bonds 46.21%                                                                                                           $84,995,382
(Cost $84,113,650)

Airlines 0.79%                                                                                                           1,452,727
American Airlines, Inc., Pass Thru Ctf Ser 2001-2                    7.858   10-01-2011  A-                1,000           994,285
Continental Airlines, Inc., Pass Thru Ctf Ser 1999-1A                6.545   02-02-2019  A-                  484           458,442

Asset Management & Custody Banks 0.41%                                                                                     756,281
Rabobank Capital Fund II, Perpetual Bond (5.260% to 12-31-13 then
variable) (S)                                                        5.260   12-29-2049  AA                  750           756,281
Automobile Manufacturers 0.73%                                                                                           1,339,593
DaimlerChrysler North America Holding Corp., Note                    4.750   01-15-2008  BBB               1,000         1,031,416
Ford Motor Co., Deb                                                  9.980   02-15-2047  BBB-                250           308,177

Broadcasting & Cable TV 3.13%                                                                                            5,755,825
British Sky Broadcasting Group Plc, Gtd Note (United Kingdom)        7.300   10-15-2006  BBB-                350           378,191
Continental Cablevision, Inc., Deb                                   9.500   08-01-2013  BBB               2,000         2,204,520
Liberty Media Corp., Floating Rate Sr Note (P)                       3.020   09-17-2006  BBB-              1,000         1,012,020
News America Holdings, Deb                                           9.500   07-15-2024  BBB-                600           816,102
Rogers Cablesystems Ltd., Sr Note Ser B (Canada)                    10.000   03-15-2005  BBB-              1,300         1,344,992

Casinos & Gaming 0.29%                                                                                                     537,560
Harrah's Operating Co., Inc., Sr Note (S)                            5.500   07-01-2010  BBB-                525           537,560

Commodity Chemicals 0.28%                                                                                                  519,194
RPM International, Inc., Sr Note                                     6.250   12-15-2013  BBB                 500           519,194

Consumer Finance 4.60%                                                                                                   8,457,763
Capital One Bank, Sr Note (L)                                        6.875   02-01-2006  BBB-                500           529,277
CIT Group, Inc., Sr Note                                             7.750   04-02-2012  A                 1,000         1,179,984
General Electric Capital Corp., Med Term Note Ser A                  5.350   03-30-2006  AAA               1,000         1,042,572
General Motors Acceptance Corp., Note                                7.250   03-02-2011  BBB               1,000         1,068,385
Goldman Sachs Group Inc. (The), Bond (L)                             5.150   01-15-2014  A+                1,000         1,009,283
ING Capital Funding Trust III, Perpetual Bond (8.439% to 12-31-10
then variable)                                                       8.439   12-29-2049  A-                1,000         1,208,088
UBS Preferred Funding Trust I, Perpetual Bond (8.622% to 10-01-10
then variable)                                                       8.622   10-29-2049  AA-               2,000         2,420,174

Diversified Banks 1.69%                                                                                                  3,115,509
Citigroup, Inc., Sub Note                                            6.000   10-31-2033  A+                  400           403,269
Ford Motor Credit Co., Note                                          7.375   10-28-2009  BBB-              1,455         1,592,496
Greater Bay Bancorp., Sr Note Ser B                                  5.250   03-31-2008  BBB-                645           664,418
Wachovia Corp., Sub Note                                             5.250   08-01-2014  A-                  445           455,326

Diversified Commercial Services 0.58%                                                                                    1,056,713
Brascan Corp., Note (Canada)                                         5.750   03-01-2010  A-                  500           529,053
Hutchison Whampoa International Ltd., Note (United Kingdom) (S)      6.500   02-13-2013  A-                  500           527,660

Electric Utilities 4.92%                                                                                                 9,043,824
Beaver Valley Funding Corp., Sec Lease Obligation Bond               9.000   06-01-2017  BB+               1,020         1,186,771
BVPS II Funding Corp., Collateralized Lease Bond                     8.330   12-01-2007  BB+                 749           804,209
El Paso Electric Co., 1st Mtg Ser E                                  9.400   05-01-2011  BBB               1,000         1,129,642
HQI Transelect Chile SA, Sr Note (Chile)                             7.875   04-15-2011  A-                  800           929,327
Monterrey Power S.A. de C.V., Sr Sec Bond (Mexico) (S)               9.625   11-15-2009  BBB-                387           459,292
Pepco Holdings, Inc., Note                                           3.750   02-15-2006  BBB               1,000         1,009,488
Pinnacle West Capital Corp., Sr Note                                 6.400   04-01-2006  BBB-              1,000         1,051,592
Progress Energy, Inc., Sr Note                                       6.750   03-01-2006  BBB-                415           438,171
System Energy Resources, Inc., Sec Bond (S)                          5.129   01-15-2014  BBB               1,000         1,012,040
TransAlta Corp., Note (Canada)                                       5.750   12-15-2013  BBB-              1,000         1,023,292

Forest Products 0.90%                                                                                                    1,660,256
Weyerhaeuser Co., Deb                                                7.125   07-15-2023  BBB               1,500         1,660,256

Gas Utilities 0.86%                                                                                                      1,584,234
KeySpan Corp., Note                                                  6.150   06-01-2006  A                 1,500         1,584,234

Hotels, Resorts & Cruise Lines 0.58%                                                                                     1,072,512
Hyatt Equities LLC, Note (S)                                         6.875   06-15-2007  BBB               1,000         1,072,512

Industrial Machinery 0.30%                                                                                                 547,763
Tyco International Group SA, Note (Luxembourg)                       6.375   10-15-2011  BBB                 500           547,763

Insurance Brokers 0.55%                                                                                                  1,012,280
Mantis Reef Ltd., Note (Australia) (S)                               4.692   11-14-2008  A-                1,000         1,012,280

Intergated Oil & Gas 0.24%                                                                                                 448,875
Pemex Project Funding Master Trust, Gtd Note                         9.125   10-13-2010  BBB-                375           448,875

Investment Banking & Brokerage 0.96%                                                                                     1,773,029
Citicorp, Sub Note                                                   7.250   10-15-2011  A                 1,000         1,168,448
Morgan Stanley, Sub Note                                             4.750   04-01-2014  A                   625           604,581

Leisure Products 0.57%                                                                                                   1,050,545
Disney (Walt) Co. (The), Note                                        5.500   12-29-2006  BBB+              1,000         1,050,545

Multi-Line Insurance 0.27%                                                                                                 496,015
Liberty Mutual Group, Note (S)                                       5.750   03-15-2014  BBB                 500           496,015

Multi-Media 0.31%                                                                                                          570,436
AOL Time Warner, Inc., Deb                                           7.625   04-15-2031  BBB+                500           570,436

Multi-Utilities & Unregulated Power 0.32%                                                                                  589,396
Duke Capital LLC, Sr. Note                                           8.000   10-01-2019  BBB-                500           589,396

Oil & Gas Drilling 0.58%                                                                                                 1,067,359
Valero Energy Corp., Note                                            6.125   04-15-2007  BBB               1,000         1,067,359

Oil & Gas Exploration & Production 0.55%                                                                                 1,015,905
Canadian Oil Sands Ltd., Note (Canada)(S)                            4.800   08-10-2009  BBB+              1,000         1,015,905
Other Diversified Financial Service 0.77%                                                                                1,418,239
Glencore Funding LLC, Gtd Note (S)                                   6.000   04-15-2014  BBB                 500           481,816
St. George Funding Co., Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)                                            8.485   12-31-2049  BBB+                795           936,423

Paper Packaging 0.50%                                                                                                      910,985
Sealed Air Corp., Sr Note (S)                                        5.375   04-15-2008  BBB                 870           910,985

Pharmaceuticals 1.13%                                                                                                    2,075,573
MedPartners , Inc., Sr Note                                          7.375   10-01-2006  BBB-              1,000         1,068,150
Wyeth, Note                                                          5.500   03-15-2013  A                 1,000         1,007,423

Property And Casualty Insurance 0.54%                                                                                      984,309
QBE Insurance Group Ltd., Bond (Australia) (S)                       5.647   07-01-2023  BBB               1,000           984,309

Real Estate Investment Trusts 0.59%                                                                                      1,092,239
Spieker Properties, Inc., Note                                       7.125   12-01-2006  BBB+              1,000         1,092,239

Real Estate Management & Development 0.61%                                                                               1,116,424
Socgen Real Estate Co. LLC, Perpetual Bond Ser A (7.64% to
09-30-07 then variable) (S)                                          7.640   12-29-2049  A                 1,000         1,116,424

Regional Banks 0.69%                                                                                                     1,260,840
HSBC Capital Funding L.P., Perpetual Note (9.547% to 06-30-10
then variable) (Channel Islands) (S)                                 9.547   12-29-2049  A-                1,000         1,260,840

Specialized Finance 12.78%                                                                                              23,497,175
Americredit Automobile Receivables Trust, Pass Thru Ctf Ser
2004-CA Class A-3                                                    3.000   03-06-2009  AAA                 500           500,000
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-10 Class AF-2                                 2.540   12-25-2033  AAA               2,054         2,048,339
Pass Thru Ctf Ser 2003-IA1 Class A-4                                 4.965   11-25-2033  AAA               2,000         2,026,984
Bank of America Mortgage Securities, Inc., Mtg Pass Thru Ctf Ser
2004-D Class 2A-1                                                    3.649   05-25-2034  AAA               1,549         1,520,015
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Sub
Bond Ser 2004-ESA Class C (S)                                        4.937   05-14-2016  AA                1,000         1,027,415
Centex Home Equity Loan Trust, Home Equity Loan Asset-Backed Ctf
Ser 2004-A Class AF-4                                                4.510   08-25-2032  AAA               1,500         1,513,704
Country Alternative Loan Trust, Mtg Pass Thru Ctf Ser 2004-25CB
(M)                                                                  6.000   09-30-2034  AAA                 940           965,262
Credit-Based Asset Servicing and Securitization LL, Mtg Asset
Backed Ctf Ser 2004-CB4 Class A3                                     4.632   05-25-2035  AAA               1,000         1,008,707
Doral Financial Corp., Floating Rate Sr Note (Puerto Rico) (P)       1.985   12-07-2005  BBB-                500           500,732
Ford Credit Auto Owner Trust, Pass Thru Ctf Ser 2004-A Class A3      2.930   03-15-2008  AAA               1,000         1,002,188
Global Signal Trust, Sub Bond Ser 2004-1A Class D (S)                5.098   01-15-2034  BBB               1,000           984,871
Greenwich Capital Commercial Funding Corp., Commercial Mtg Pass
Thru Ctf Ser 2003-C1 Class A-4                                       4.111   07-05-2035  AAA               4,000         3,851,580
Household Automotive Trust, Pass Thru Ctf Ser 2004-1 Class A3        3.300   05-18-2009  AAA               1,000         1,007,458
Impac Secured Assets Corp., Mtg Pass Thru Ctf Ser 2004-1 Class A3    3.710   03-25-2034  AAA               1,145         1,130,773
MBNA Master Credit Card Trust, Sub Bond Ser 1998-E Class C (S)       6.600   09-15-2010  BBB               1,000         1,083,761
ONYX Acceptance Auto Trust, Pass Thru Ctf Ser 2004-C Class A3        2.940   11-15-2008  AAA                 305           305,298
Residential Asset Mortgage Products, Inc., Mtg Pass Thru Ctf Ser
2004-RS7 Class AI-2                                                  4.000   09-25-2025  AAA               1,000         1,004,688
WFS Financial Owner Trust, Pass Thru Ctf Ser 2004-3 Class A3         3.300   03-17-2009  AAA               2,000         2,015,400

Telecommunication Services 1.61%                                                                                         2,960,610
Sprint Capital Corp., Note                                           6.875   11-15-2028  BBB-                820           854,679
Telecom De Puerto Rico, Sr Sub Note (Puerto Rico)                    6.650   05-15-2006  BBB+              1,000         1,056,393
Verizon Pennsylvania, Inc., Note Ser A                               5.650   11-15-2011  A+                1,000         1,049,538

Telecommunications Equipment 1.45%                                                                                       2,674,664
AT&T Wireless Services, Inc., Sr Note                                8.750   03-01-2031  BBB                 500           647,134
France Telecom SA, Note (France)                                     8.500   03-01-2011  BBB+              1,700         2,027,530

Tobacco 0.56%                                                                                                            1,029,332
Altria Group, Inc., Note (L)                                         5.625   11-04-2008  BBB               1,000         1,029,332

Trucking 0.34%                                                                                                             626,559
CNF, Inc., Sr Deb Ser B                                              6.700   05-01-2034  BBB-                405           411,787
Hertz Corp., Note                                                    4.700   10-02-2006  BBB-                210           214,772

Utilities Other 0.23%                                                                                                      424,839
NiSource Finance Corp., Gtd Note                                     3.200   11-01-2006  BBB                 425           424,839

                                                                  Interest    Maturity   Credit        Par value
State, issuer, description                                          rate %        date   rating (A)         (000)            Value
Tax-exempt long-term bonds 0.31%                                                                                          $569,197
(Cost $590,132)

Tobacco 0.31%                                                                                                              569,197
Golden State Tobacco Securitization Corp., Rev Ser 2003-A-1          6.750   06-01-2039  BBB                 610           569,197

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
U.S. government and agencies securities 50.27%                                                                         $92,472,180
(Cost $92,649,506)

Government U.S. 9.38%                                                                                                   17,260,982
United States Treasury,
Bond (L)                                                            14.000   11-15-2011  AAA               3,000         3,742,266
Bond (L)                                                             5.375   02-15-2031  AAA               3,785         4,029,844
Note (L)                                                             6.875   05-15-2006  AAA               4,180         4,500,522
Note (L)                                                             3.500   11-15-2006  AAA               2,000         2,043,360
Note (L)                                                             4.750   05-15-2014  AAA               1,300         1,364,340
Note                                                                 4.250   08-15-2014  AAA               1,565         1,580,650

Government U.S. Agency 40.89%                                                                                           75,211,198
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                                  8.500   11-01-2006  AAA                  30            30,532
15 Yr Pass Thru Ctf                                                  8.500   07-01-2007  AAA                   3             3,843
15 Yr Pass Thru Ctf                                                  8.500   06-01-2006  AAA                 150           157,670
30 Yr Pass Thru Ctf                                                  5.500   04-01-2033  AAA               1,193         1,216,052
30 Yr Pass Thru Ctf                                                  6.000   02-01-2033  AAA               1,498         1,552,214
30 Yr Pass Thru Ctf (M)                                              6.000   08-01-2034  AAA                 495           512,525
30 Yr Pass Thru Ctf (M)                                              6.000   08-01-2034  AAA                 575           595,357
CMO REMIC 2563-PA                                                    4.250   03-15-2031  AAA               1,124         1,120,764
CMO REMIC 2640-WA                                                    3.500   03-15-2033  AAA               3,486         3,447,077
Note                                                                 4.375   02-04-2010  AAA               2,000         2,008,356
Note                                                                 2.875   11-03-2006  AAA               2,000         2,001,428
Note                                                                 4.820   04-28-2014  AAA               2,000         2,008,532
Note                                                                 4.250   07-15-2009  AAA               3,000         3,074,349
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf (M)                                              5.000   09-15-2019  AAA               5,000         5,092,190
15 Yr Pass Thru Ctf                                                  4.500   10-01-2018  AAA                 486           487,633
15 Yr Pass Thru Ctf                                                  5.000   05-01-2018  AAA               5,998         6,124,232
15 Yr Pass Thru Ctf                                                  4.500   06-01-2018  AAA               5,282         5,292,059
15 Yr Pass Thru Ctf                                                  7.000   02-01-2016  AAA                 897           952,971
30 Yr Adj Rate Mtg (P)                                               5.850   03-01-2014  AAA                   4             4,923
30 Yr Adj Rate Mtg (P)                                               5.850   06-01-2014  AAA                  16            17,106
30 Yr Adj Rate Mtg (P)                                               3.030   03-01-2027  AAA                  36            36,352
30 Yr Adj Rate Mtg (P)                                               4.586   10-01-2033  AAA               1,723         1,776,804
30 Yr Pass Thru Ctf (M)                                              5.500   09-15-2034  AAA               2,000         2,030,624
30 Yr Pass Thru Ctf                                                  5.000   06-01-2034  AAA               1,150         1,142,779
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               1,334         1,326,093
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               1,324         1,315,888
30 Yr Pass Thru Ctf                                                  6.000   11-01-2033  AAA               3,465         3,594,227
30 Yr Pass Thru Ctf                                                  6.500   02-01-2034  AAA               2,305         2,423,358
30 Yr Pass Thru Ctf                                                  5.000   05-01-2034  AAA               4,968         4,935,488
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               4,999         4,966,955
30 Yr Pass Thru Ctf                                                  5.500   06-01-2034  AAA               2,490         2,532,567
CMO REMIC 2003-49-JE                                                 3.000   04-25-2033  AAA               1,692         1,632,449
CMO REMIC 2003-58-AD                                                 3.250   07-25-2033  AAA               1,186         1,163,640
Note (L)                                                             2.625   01-19-2007  AAA               2,000         1,988,858
Financing Corp., Bond                                               10.350   08-03-2018  AAA               1,000         1,535,999
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                  7.500   04-15-2013  AAA                 909           973,258
30 Yr Pass Thru Ctf                                                  5.500   07-15-2034  AAA               2,300         2,347,522
30 Yr Pass Thru Ctf                                                  6.000   12-20-2033  AAA               3,649         3,788,524

                                                                  Interest                             Par value
Issuer, description, maturity date                                  rate %                                  (000)            Value
Short-term investments 5.80%                                                                                           $10,665,000
(Cost $10,665,000)

Joint Repurchase Agreement 5.80%                                                                                        10,665,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 08-31-04, due 09-01-04 (Secured by
U.S. Treasury Bond 9.000%, due 11-15-18 and U.S. Treasury
Inflation Indexed Bond 3.875%, due 04-15-29)                        1.560%                               $10,665        10,665,000

Total investments 102.59%                                                                                             $188,701,759

Other assets and liabilities, net (2.59%)                                                                              ($4,761,837)

Total net assets 100.00%                                                                                              $183,939,922


John Hancock
Investment Grade Bond Fund
Footnotes to Schedule of Investments
August 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service, where Standard & Poor's ratings are not available.

(L)  All or a portion of this security is on loan on August 31, 2004.

(M) These securities having an aggregate value of $9,195,959, or 5.00% of the Fund's net assets, have been purchased as forward commitments; that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $9,369,413 of General Motors Acceptance Corp., 7.250% due 03-02-11; Canadian Oil Sands Ltd., 4.800% due 08-10-09; Financing Corp., 10.350% due 08-03-18; Continental Cablevision, Inc., 9.500% due 08-01-13; Bank of America Mortgage Securities, Inc., 3.649% due 05-25-34; American Airlines, Inc., 7.858% due 10-01-11 and Citicorp, 7.250% due 10-15-11
     has been segregated to cover the forward commitments.

(P)  Represents rate in effect on August 31, 2004.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $15,676,389 or 8.52% of net assets as of August 31, 2004."

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on August 31, 2004, including short-term investments, was $188,018,288. Gross unrealized appreciation and depreciation of investments aggregated $2,394,129 and ($1,710,658), respectively, resulting in net unrealized appreciation of $683,471.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com
Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129
Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Investment Grade Bond Fund.


550Q1   8/04
       10/04

JOHN HANCOCK
Government Income Fund

8.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Government Income Fund
Securities owned by the Fund on
August 31, 2004 (unaudited)

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Bonds 4.59%                                                                                                            $23,696,164
(Cost $25,330,970)

Foreign Government 4.59%                                                                                                23,696,164
Hydro-Quebec, Gtd Bond Ser IF (Canada)                               8.000   02-01-2013  A+               12,000        14,945,820
Quebec, Province of, Sr Deb (Canada)                                 7.000   01-30-2007  A+                8,000         8,750,344

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
U.S. government and agencies securities 90.82%                                                                        $469,302,400
(Cost $467,611,543)

Government U.S. 12.88%                                                                                                  66,553,930
United States Treasury,
Bond (L)                                                             5.375   02-15-2031  AAA               2,145         2,283,755
Bond (L)                                                             8.875   08-15-2017  AAA               7,000         9,978,556
Bond (L)                                                             9.250   02-15-2016  AAA               8,000        11,515,624
Bond (L)                                                             9.375   02-15-2006  AAA              14,500        15,995,878
Bond (L)                                                            12.000   08-15-2013  AAA               8,500        11,294,375
Note (L)                                                             4.750   05-15-2014  AAA               4,825         5,063,799
Note (L)                                                             6.250   02-15-2007  AAA               5,000         5,436,915
Note (L)                                                             6.875   05-15-2006  AAA               4,630         4,985,028

Government U.S. Agency 77.94%                                                                                          402,748,470
Federal Home Loan Bank,
Bond Ser 419                                                         3.500   04-22-2008  AAA              10,000         9,947,670
Bond Ser 429                                                         3.875   08-22-2008  AAA              13,000        13,069,537
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                                  7.500   11-01-2012  AAA               1,281         1,363,406
30 Yr Pass Thru Ctf                                                  6.000   08-01-2034  AAA               1,410         1,459,920
30 Yr Pass Thru Ctf                                                  6.000   08-01-2034  AAA               1,625         1,682,532
30 Yr Pass Thru Ctf                                                  6.500   04-01-2031  AAA               9,664        10,171,564
30 Yr Pass Thru Ctf                                                  9.500   08-01-2016  AAA               1,045         1,174,738
CMO REMIC 1601-PL                                                    6.000   10-15-2008  AAA               2,338         2,418,295
CMO REMIC 1617-PM                                                    6.500   11-15-2023  Aaa              10,000        10,723,599
CMO REMIC 2563-PA                                                    4.250   03-15-2031  AAA               7,494         7,471,761
CMO REMIC 2568-KA                                                    4.250   12-15-2021  AAA               7,974         8,000,216
CMO REMIC 2764-PG                                                    5.500   03-15-2034  AAA               5,000         4,964,593
Note                                                                 2.875   11-03-2006  AAA               5,000         5,003,570
Note                                                                 4.375   02-04-2010  AAA               5,000         5,020,890
Note                                                                 4.820   04-28-2014  AAA               5,000         5,021,330
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                  4.500   05-01-2019  AAA               4,811         4,815,388
15 Yr Pass Thru Ctf                                                  5.000   05-01-2018  AAA              14,995        15,310,579
15 Yr Pass Thru Ctf (M)                                              5.000   09-15-2019  AAA              15,000        15,276,570
15 Yr Pass Thru Ctf                                                  5.500   07-01-2019  AAA               9,999        10,371,921
15 Yr Pass Thru Ctf                                                  7.000   02-01-2016  AAA               4,487         4,764,856
15 Yr Pass Thru Ctf                                                  7.500   01-01-2015  AAA               1,197         1,275,189
15 Yr Pass Thru Ctf                                                  9.000   02-01-2010  AAA                 187           192,396
30 Yr Adj Rate Mortgage (P)                                          4.583   10-01-2033  AAA               5,078         5,237,256
30 Yr Adj Rate Mortgage (P)                                          4.406   10-01-2033  AAA               3,593         3,664,899
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               3,709         3,685,441
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               3,721         3,696,843
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA               9,999         9,933,910
30 Yr Pass Thru Ctf                                                  5.000   04-01-2034  AAA              11,626        11,549,664
30 Yr Pass Thru Ctf                                                  5.000   06-01-2034  AAA               3,341         3,319,162
30 Yr Pass Thru Ctf                                                  5.500   06-01-2034  AAA               2,484         2,526,919
30 Yr Pass Thru Ctf (M)                                              5.500   09-15-2034  AAA               5,000         5,076,560
30 Yr Pass Thru Ctf                                                  6.000   01-01-2034  AAA               3,490         3,626,035
30 Yr Pass Thru Ctf                                                  6.000   08-01-2034  AAA               9,952        10,323,528
30 Yr Pass Thru Ctf                                                  6.500   01-01-2033  AAA               8,655         9,098,263
30 Yr Pass Thru Ctf                                                  6.500   04-01-2033  AAA               8,336         8,783,008
30 Yr Pass Thru Ctf                                                  6.500   02-01-2034  AAA               2,250         2,366,130
30 Yr Pass Thru Ctf (M)                                              6.500   09-15-2034  AAA              15,000        15,745,320
30 Yr Pass Thru Ctf                                                  7.000   02-01-2034  AAA               6,341         6,742,131
30 Yr Pass Thru Ctf                                                  8.500   09-01-2024  AAA                  48            52,995
30 Yr Pass Thru Ctf                                                  8.500   10-01-2024  AAA                 587           646,619
CMO REMIC 1993-225-TK                                                6.500   12-25-2023  AAA               5,032         5,523,079
CMO REMIC 1994-75-K                                                  7.000   04-25-2024  AAA               3,100         3,336,079
CMO REMIC 2003-16-PD                                                 5.000   10-25-2016  AAA              10,000        10,201,858
CMO REMIC 2003-33-AC                                                 4.250   03-25-2033  AAA               6,286         6,314,022
CMO REMIC 2003-49-JE                                                 3.000   04-25-2033  AAA               6,768         6,529,796
CMO REMIC 2004-W4-A6                                                 5.500   06-25-2034  AAA               7,318         7,243,000
CMO REMIC G-8-E                                                      9.000   04-25-2021  AAA                 486           540,875
Note (L)                                                             2.625   01-19-2007  AAA               5,000         4,972,145
Note (L)                                                             6.000   01-18-2012  AAA              10,000        10,124,290
Sub Note (L)                                                         5.500   05-02-2006  AA-              10,500        11,018,511
Financing Corp.,
Bond                                                                10.350   08-03-2018  AAA              10,000        15,359,990
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                  7.500   04-15-2013  AAA               4,856         5,195,145
30 Yr Pass Thru Ctf                                                  5.500   07-15-2034  AAA              18,299        18,678,110
30 Yr Pass Thru Ctf                                                  6.000   12-20-2033  AAA              25,738        26,718,676
30 Yr Pass Thru Ctf                                                  7.000   05-15-2029  AAA               3,189         3,412,256
30 Yr Pass Thru Ctf                                                 11.000   01-15-2014  AAA                 157           179,206
30 Yr Pass Thru Ctf                                                 11.000   12-15-2015  AAA                 766           871,858
CMO REMIC 2003-36-C                                                  4.254   02-16-2031  AAA               4,000         3,974,077
Tennessee Valley Authority,
Bond Ser C                                                           6.000   03-15-2013  AAA               7,000         7,718,333
Bond Ser E                                                           6.250   12-15-2017  AAA               8,250         9,261,961

                                                                  Interest                             Par value
Issuer, description, maturity date                                  rate %                                  (000)            Value
Short-term investments 10.03%                                                                                          $51,818,000
(Cost $51,818,000)

Joint Repurchase Agreement 10.03%                                                                                       51,818,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 08-31-04, due 09-01-04 (Secured by
U.S. Treasury Bond 9.000%, due 11-15-18 and U.S. Treasury
Inflation Indexed Bond 3.875%, due 04-15-29)                         1.560                                51,818        51,818,000

Total investments 105.44%                                                                                             $544,816,564

Other assets and liabilities, net (5.44%)                                                                             ($28,110,039)

Total net assets 100.00%                                                                                              $516,706,525


John Hancock
Government Income Fund
Footnotes to Schedule of Investments
August 31, 2004 (unaudited)

(A) Credit ratings are unaudited and rated by Moody's Investors Service, where Standard & Poor's ratings are not available."

(L)  All or a portion of this security is on loan on August 31, 2004.

(M) A portion of these securities having an aggregate value of $36,098,450, or 6.99% of the Fund's net assets, have been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $13,069,537 of Federal Home Loan Bank, 3.875%, 08-22-08; $5,523,079
     of Federal National Mortgage Assn., 6.500%, 12-25-23; $3,336,079 of Federal National Mortgage Assn., 7.000%, 04-25-24; $7,718,333 of Tennessee Valley Authority, 6.000%, 03-15-13 and $9,261,961 of Tennessee Valley Authority, 6.250%, 12-15-17 have been segregated to cover the forward commitments.

(P)  Represents rate in effect on August 31, 2004.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on August 31, 2004, including short-term investments, was $544,760,513.

     Gross unrealized appreciation and depreciation of investments aggregated $6,825,003 and $6,768,952, respectively, resulting in net unrealized appreciation of $56,051.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129
Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Government Income Fund.


560Q1   8/04
       10/04

JOHN HANCOCK
High Yield Fund

8.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2004 (unaudited)

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Bonds 71.47%                                                                                                          $676,618,521
(Cost $770,183,244)

Advertising 0.72%                                                                                                        6,825,938
Vertis, Inc., Sub Note                                              13.500   12-07-2009  Caa1              6,750         6,825,938

Aerospace & Defense 0.96%                                                                                                9,067,500
AAR Corp., Note                                                      6.875   12-15-2007  BB-               9,000         9,067,500

Agricultural Products 0.24%                                                                                              2,269,817
Iowa Select Farms L.P./ISF Finance, Inc., Jr Sec Sub Note,
Payment-In-Kind (S)                                                 10.750   12-01-2006  Ca                2,837         2,269,817

Airlines 12.75%                                                                                                        120,604,518
Alaska Airlines, Inc.,
Equip Trust (G)                                                     10.150   02-01-2011  B                 1,579         1,373,928
Equip Trust Ctf Ser A                                                9.500   04-12-2010  BB                9,596         8,253,341
Equip Trust Ctf Ser D                                                9.500   04-12-2012  BB                5,759         4,952,830
American Airlines, Inc.,
Conv Sr Note (S)                                                     4.250   09-23-2023  CCC               6,900         5,183,625
Conv Sr Note                                                         4.250   09-23-2023  CCC              11,500         8,639,375
Equip Trust Ser 1990-U                                              10.220   05-06-2005  B-                2,882         2,536,905
Equip Trust Ser 1990-Z                                              10.220   05-07-2005  B-                1,471         1,405,191
Equip Trust Ser F                                                   10.800   03-15-2007  B-                1,354           981,650
Equip Trust Ser G                                                   10.800   03-15-2007  B-                1,354           981,650
Pass Thru Ctf Ser 1988-A4                                           10.210   01-01-2010  B-                4,626         3,647,033
Pass Thru Ctf Ser 1991-B2 (S)                                       10.320   07-30-2014  B-                5,081         4,115,610
Pass Thru Ctf Ser 1992-A1                                            8.080   09-11-2011  B-                2,625         2,140,669
Pass Thru Ctf Ser 1994-A5                                           10.190   05-26-2016  B-                4,211         3,005,096
AMR Corp.,
Deb (L)                                                              9.000   08-01-2012  CCC              24,500        16,047,500
Note Ser D                                                           8.900   02-26-2007  B                 1,000           675,000
ATA Holdings Corp.,
Gtd Sr Note, Step Coupon (13.125%, 06-15-06)                        12.125   06-15-2010  CC               16,943         5,930,050
Gtd Sr Note, Step Coupon (14.00%, 08-01-06)                         13.000   02-01-2009  CC               18,847         6,596,450
Delta Air Lines, Inc.,
Conv Sr Note                                                         8.000   06-03-2023  CC                2,500           893,750
Deb                                                                  9.750   05-15-2021  CC                2,400           696,000
Pass Thru Ctf Ser 1993-A1                                            9.875   04-30-2008  CCC               1,245           698,266
Jet Equipment Trust, Sr Sub Note Ser 1995-C (H)(S)                  10.690   11-01-2013  CC                3,000            30,000
KLM Royal Dutch Airlines N.V., Sr Sub Deb (Netherlands) (D)(G)       5.250   12-29-2049  B-                1,680         1,079,768
Northwest Airlines, Inc.,
Conv Sr Note                                                         7.625   11-15-2023  CCC+             16,000        11,420,000
Gtd Note                                                             8.700   03-15-2007  CCC+              7,900         5,806,500
Gtd Sec Pass Thru Ctf Ser 1996-1                                     7.670   01-02-2015  B                19,429        15,864,360
Gtd Sr Note                                                          9.875   03-15-2007  CCC+              4,000         3,040,000
NWA Trust, Note Ser C (B)                                           11.300   06-21-2014  BB-               4,246         3,481,846
United Air Lines, Inc., Equip Trust Ctf Ser 1991-D (G)(H)           10.360   11-20-2012  D                 2,500         1,128,125

Aluminum 0.08%                                                                                                             777,000
Golden Northwest Aluminum, Inc., Gtd Sec 1st Mtg Sub Note (G)(H)    12.000   12-15-2006  D                 6,475           777,000
Apparel Accessories & Luxury Goods 1.14%                                                                                10,790,500
St. John Knits International, Inc., Sr Sub Note                     12.500   07-01-2009  B3                4,950         5,296,500
Tropical Sportswear International Corp., Gtd Sr Sub Note Ser A (L)  11.000   06-15-2008  CC                5,450         3,133,750
William Carter Co. (The), Gtd Sr Sub Note Ser B                     10.875   08-15-2011  B+                2,098         2,360,250

Broadcasting & Cable TV 10.58%                                                                                         100,138,480
Antenna TV S.A., Sr Note (Greece) (C)                                9.750   07-01-2008  B1                6,750         8,285,309
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., Sr Note                                     10.750   10-01-2009  CCC-             17,700        14,868,000
Charter Communications Holdings II LLC, Sr Note                     10.250   09-15-2010  CCC-              5,000         5,150,000
CSC Holdings, Inc., Sr Sub Deb                                      10.500   05-15-2016  B+               11,220        12,762,750
Innova S. de R.L.,
Note (Mexico) (L)                                                    9.375   09-19-2013  B+                4,000         4,360,000
Sr Note (Mexico)                                                    12.875   04-01-2007  B+                2,112         2,148,960
Muzak LLC/Muzak Finance Corp., Gtd Sr Sub Note                       9.875   03-15-2009  CCC               7,346         5,252,390
Paxson Communications Corp., Gtd Sr Sub Disc Note, Step Coupon
(12.25%, 01-15-06) (O)                                                Zero   01-15-2009  CCC               4,750         4,019,687
Pegasus Communications Corp., Sr Note Ser B (G)(H)                  12.500   08-01-2007  D                13,525         8,892,688
Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)                                                 13.500   03-01-2007  D                 9,200           184,000
Sr Note (G)(H)                                                      12.375   08-01-2006  D                 6,500         4,257,500
Sr Note (G)(H)(S)                                                   11.250   01-15-2010  D                10,250         6,739,375
XM Satellite Radio, Inc.,
Sr Sec Note                                                         12.000   06-15-2010  CCC+              4,507         5,171,783
Sr Sec Note, Step Coupon (14.00%, 12-31-05) (O)                       Zero   12-31-2009  CCC+             18,652        18,046,038

Casinos & Gaming 6.65%                                                                                                  62,989,555
Chukchansi Economic Development Authority, Sr Note (G)(S)           14.500   06-15-2009  Caa1              4,520         5,650,000
Hollywood Casino Shreveport, Gtd Sr Sec Note (G)(H)                 13.000   08-01-2006  D                 7,850         6,770,625
Jacobs Entertainment Inc., Gtd Sr Sec Note                          11.875   02-01-2009  B                 4,500         5,051,250
Riviera Holdings Corp., Gtd Sr Note                                 11.000   06-15-2010  B                 7,000         7,630,000
Trump Casino Holdings, LLC/Trump Casino Funding, Inc.,
Gtd Sr Sec 1st Mtg Note                                             12.625   03-15-2010  CCC+             15,000        15,243,750
Gtd Sr Sec 2nd Mtg Note, Payment-In-Kind                            17.625   09-15-2010  CCC-             13,601        13,601,015
Waterford Gaming LLC, Sr Note (S)                                    8.625   09-15-2012  B+                8,491         9,042,915
Commodity Chemicals 2.29%                                                                                               21,691,750
Applied Extrusion Technologies, Inc., Gtd Sr Note Ser B (H)(L)      10.750   07-01-2011  Caa3              2,950         1,784,750
Braskem S.A., Note (Brazil) (S)                                     11.750   01-22-2014  B+                5,200         5,382,000
Trikem S.A., Sr Note (Brazil) (S)                                   10.625   07-24-2007  B+               14,000        14,525,000

Construction & Engineering 0.77%                                                                                         7,280,000
Odebrecht Overseas Ltd., Gtd Note (Bahamas) (S)                     11.500   02-25-2009  B+                7,000         7,280,000

Diversified Commercial Services 1.10%                                                                                   10,409,000
COMFORCE Operating, Inc., Sr Note Ser B                             12.000   12-01-2007  Ca                3,000         2,895,000
MSX International, Inc., Gtd Sr Sub Note                            11.375   01-15-2008  CCC+              3,500         2,712,500
Sotheby's Holdings, Inc., Note                                       6.875   02-01-2009  B+                4,950         4,801,500

Diversified Metals & Mining 4.81%                                                                                       45,541,834
Doe Run Resouces Corp., Gtd Note Ser AI, Payment-In-Kind (B)(G)      8.500   11-01-2008  CCC+              8,855         4,749,959
Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note                                                         7.000   02-11-2011  B                19,500        29,566,875
Sr Note                                                             10.125   02-01-2010  B                10,000        11,225,000

Electric Utilities 4.87%                                                                                                46,079,331
South Point Energy Center LLC/Broad River Energy LLC/Rockgen
Energy LLC, Gtd Sec Lease Oblig (S)                                  8.400   05-30-2012  B                 1,933         1,643,333
Empresa Nacional de Electicidad S.A., Bond (Chile)                   7.875   02-01-2027  BBB-              5,350         5,400,665
Midland Funding Corp. II, Lease Oblig Bond Ser A                    11.750   07-23-2005  BB-               1,720         1,836,599
Mirant Americas Generation, LLC, Sr Note (H)                         7.625   05-01-2006  D                10,500         8,741,250
Orion Power Holdings, Inc., Sr Note                                 12.000   05-01-2010  B-                8,435        10,543,750
Reliant Energy Mid-Atlantic Power Holdings, LLC, Sr Pass Thru Ctf
Ser A                                                                8.554   07-02-2005  B                   244           233,734
Reliant Resources, Inc., Sr Sec Note                                 9.500   07-15-2013  B                16,000        17,680,000

Electronic Manufacturing Services 1.30%                                                                                 12,275,025
UCAR Finance, Inc., Gtd Sr Note                                     10.250   02-15-2012  B                10,815        12,275,025

Food Distributors 0.81%                                                                                                  7,707,150
Mastellone Hermanos S.A., Sr Bond (Argentina) (G)(H)                11.750   04-01-2008  D                13,875         7,631,250
RAB Holdings, Inc., Sr Note (B)                                     13.000   05-01-2008  CCC+              1,380            75,900

Foreign Government 1.00%                                                                                                 9,444,450
Brazil, Federative Republic of,
Bond (Brazil)                                                       11.250   07-26-2007  B+                4,900         5,563,950
Bond (Brazil) (L)                                                    8.250   01-20-2034  B+                  800           678,000
Colombia, Republic of, Bond (Colombia)                               8.125   05-21-2024  BB                3,500         3,202,500

Highways & Railtracks 0.90%                                                                                              8,552,550
TFM S.A. de C.V., Gtd Sr Disc Deb (Mexico)                          11.750   06-15-2009  B                 8,510         8,552,550

Home Furnishings 0.00%                                                                                                           0
Imperial Home Decor Group, Inc., Gtd Sr Sub Note Ser B (B)(H)       11.000   03-15-2008  D                 4,875                 0

Industrial Conglomerates 0.00%                                                                                                 500
Diamond Brands Operating Corp., Gtd Sr Sub Note (B)(H)              10.125   04-15-2008  D                 5,000               500

Insurance Brokers 0.01%                                                                                                     50,000
SIG Capital Trust I, Gtd Cap Trust Preferred Security (B)(H)         9.500   08-15-2027  D                 5,000            50,000

Integrated Telecommunication Services 0.00%                                                                                 15,394
Jazztel Plc, Conv Sr Note (United Kingdom) (C)(G)                   12.000   10-30-2012  CCC                  15            15,394

Leisure Facilities 0.55%                                                                                                 5,171,400
AMC Entertainment, Inc., Sr Sub Note                                 9.500   02-01-2011  CCC+              5,070         5,171,400

Marine 0.27%                                                                                                             2,567,700
Pacific & Atlantic Holdings, Inc., Sr Sec Note (Liberia)
(B)(G)(S)                                                           10.500   12-31-2007  Caa2              1,809           542,700
Ultralpetrol (Bahamas) Ltd., 1st Mtg Pfd Ship Note                  10.500   04-01-2008  BB-               2,250         2,025,000

Metal & Glass Containers 0.51%                                                                                           4,792,500
BWAY Corp., Gtd Sr Sub Note                                         10.000   10-15-2010  B-                4,500         4,792,500

Multi-Line Insurance 0.38%                                                                                               3,560,870
Allmerica Financial Corp., Sr Deb                                    7.625   10-15-2025  BB                3,671         3,560,870

Oil & Gas Drilling 1.31%                                                                                                12,446,719
Ocean Rig Norway A.S., Gtd Sr Sec Note (Norway)                     10.250   06-01-2008  CCC              12,525        12,446,719

Oil & Gas Exploration & Production 0.61%                                                                                 5,799,375
McMoRan Exploration Co., Conv Sr Note (G)(S)                         6.000   07-02-2008  B-                4,500         5,799,375

Oil & Gas Refining & Marketing & Transportation 3.34%                                                                   31,654,891
CITGO Petroleum Corp., Sr Note                                      11.375   02-01-2011  BB                5,000         5,837,500
Frontier Oil Corp., Sr Sub Note (L)                                 11.750   11-15-2009  B+                6,950         7,506,000
Giant Industries, Inc., Gtd Sr Sub Note (L)                         11.000   05-15-2012  B-                5,078         5,750,835
Petrobras International Finance Corp., Sr Note (Cayman Islands)      9.750   07-06-2011  Baa1              3,000         3,450,000
Port Arthur Finance Corp., Gtd Sr Sec Note                          12.500   01-15-2009  BB                7,786         9,110,556

Packaged Foods & Meat 0.23%                                                                                              2,195,034
Agrilink Foods, Inc., Gtd Sr Sub Note                               11.875   11-01-2008  B-                2,093         2,195,034

Paper Packaging 0.96%                                                                                                    9,071,258
Kappa Beheer B.V.,
Gtd Sr Sub Bond (Netherlands)                                       10.625   07-15-2009  B                 3,175         3,349,625
Gtd Sr Sub Bond (Netherlands) (C)                                   12.500   07-15-2009  B                 4,400         5,721,633

Paper Products 1.50%                                                                                                    14,232,500
Advance Agro Capital B.V., Gtd Sr Note (Thailand)                   13.000   11-15-2007  CCC               7,000         7,770,000
APP China Group Ltd., Unit (Gtd Sr Disc Note & Warrant) (Bermuda)
(H)(S)                                                              14.000   03-15-2010  D                 9,250         1,202,500
APP Finance (II) Mauritius Ltd., Gtd Bond (Mauritius) (H)           12.000   12-29-2049  D                 7,500            75,000
Indah Kiat Finance Mauritius Ltd., Gtd Sr Note (Mauritius) (H)      10.000   07-01-2007  D                 6,000         3,120,000
Indah Kiat International Finance Co., Gtd Sec Bond Ser C
(Netherlands) (H)                                                   12.500   06-15-2006  D                 3,500         2,065,000

Personal Products 0.03%                                                                                                    270,410
Global Health Sciences, Inc., Gtd Sr Note (B)(G)(H)                 11.000   05-01-2008  D                 3,175            79,375
ContinentalAFA Dispensing Co., Note (B)(G)                          10.000   03-15-2008  B-                  196           191,035

Photographic Products 0.34%                                                                                              3,240,000
PCA LLC/PCA Finance Corp., Gtd Sr Note                              11.875   08-01-2009  B-                3,000         3,240,000

Regional Banks 0.49%                                                                                                     4,648,550
CSBI Capital Trust I, Gtd Sub Cap Inc Ser A (B)(G)                  11.750   06-06-2027  B-                3,890         4,648,550

Restaurants 1.48%                                                                                                       14,000,000
Planet Hollywood International Inc., Note (B)(G)                    16.000   08-09-2011  Caa1             14,000        14,000,000
Specialty Chemicals 1.07%                                                                                               10,137,200
Huntsman ICI Chemicals LLC, Gtd Sr Sub Note (L)                     10.125   07-01-2009  CCC+              2,900         2,987,000
Huntsman ICI Holdings LLC, Sr Disc Note (L)                           Zero   12-31-2009  CCC+             14,020         7,150,200

Specialized Finance 0.01%                                                                                                   75,000
Norse CBO, Ltd., Jr Sub Note (G)(K)(S)                                Zero   08-13-2010  B-                  750            75,000

Steel 0.99%                                                                                                              9,396,000
LTV Corp. (The), Gtd Sr Sub Note (B)(G)(H)                          11.750   11-15-2009  D                 9,700            14,550
Metallurg Holdings, Inc., Sr Disc Note Ser B                        12.750   07-15-2008  C                11,185         3,691,050
Metallurg, Inc., Gtd Sr Note Ser B                                  11.000   12-01-2007  Ca                4,720         2,690,400
Sheffield Steel Corp., Sr Sec Note (S)                              11.375   08-15-2011  B-                3,000         3,000,000

Textiles 0.48%                                                                                                           4,555,140
Coyne International Enterprises Corp., Sr Sub Note (B)(G)           11.250   06-01-2008  CCC               5,925         4,555,140

Tobacco 0.82%                                                                                                            7,807,500
Commonwealth Brands, Inc., Sr Sec Sub Note (S)                      10.625   09-01-2008  B                 5,000         5,287,500
North Atlantic Holdings, Inc., Sr Disc Note, Step Coupon (12.25%,
03-01-08) (O)                                                         Zero   03-01-2014  B-                4,800         2,520,000

Water Utilities 0.68%                                                                                                    6,405,000
Companhia de Saneamento Basico do Estado de Sao Paulo, Note
(Brazil) (S)                                                        12.000   06-20-2008  B+                6,000         6,405,000

Wireless Telecommunication Services 4.44%                                                                               42,081,182
Dobson Communications Corp., Sr Note                                 8.875   10-01-2013  CCC+             10,600         7,261,000
Grupo Iusacell S.A. de C.V., Sr Note (Mexico) (H)                   14.250   12-01-2006  C                 5,900         1,563,500
Mobile Telesystems Finance S.A.,
Gtd Bond (Luxembourg)                                               10.950   12-21-2004  BB-              10,000        10,200,000
Gtd Sr Note (Luxembourg) (S)                                         8.375   10-14-2010  BB-               4,500         4,455,000
Gtd Sr Note (Luxembourg) (S)                                         9.750   01-30-2008  BB-               3,750         3,975,000
PTC International Finance II S.A., Gtd Sr Sub Note
(Luxembourg) (C)                                                    11.250   12-01-2009  BB+               2,975         3,886,682
Rural Cellular Corp., Sr Sub Note (L)                                9.750   01-15-2010  CCC              12,000        10,740,000

                                                                                                       Par value
Issuer, description                                                                                         (000)            Value
Lessor Equipment Trust Certificates 0.38%                                                                               $3,582,334
(Cost $10,538,825)

Airlines 0.38%                                                                                                           3,582,334
US Airways, Inc.,
Lessor Equip Trust Ctf (N528AU) (H)                                                                          606           133,332
Lessor Equip Trust Ctf (N591US) (H)                                                                          400            92,000
Lessor Equip Trust Ctf (N610AU) (B)(H)                                                                     9,379         3,357,002

Issuer                                                                                                    Shares             Value
Common stocks 15.46%                                                                                                  $146,328,823
(Cost $174,816,906)

Airlines 1.84%                                                                                                          17,559,456
Air France, American Depositary Receipt (ADR) (France) (I)                                               118,387         1,805,402
AMR Corp. (I)                                                                                            200,000         1,788,000
Northwest Airlines Corp. (I)                                                                           1,027,000         9,674,340
Pinnacle Airlines Corp. (I)                                                                              439,100         4,290,446
US Airways Group, Inc. (Class A) (H)                                                                         590             1,268

Broadcasting & Cable TV 4.58%                                                                                           43,320,308
DIRECTV Group, Inc. (The) (I)                                                                            415,000         6,586,050
XM Satellite Radio Holdings, Inc. (Class A) (I)                                                        1,337,250        36,734,258

Casinos & Gaming 1.36%                                                                                                  12,873,300
Isle of Capris Casinos, Inc. (I)                                                                         705,000        12,873,300
Diversified Commercial Services 0.02%                                                                                      156,374
SpinCycle, Inc. (B)(I)                                                                                   101,542           156,374

Diversified Metals & Mining 1.55%                                                                                       14,672,251
GLC Carbon USA, Inc./GLC Securityholder, LLC, (Common Stock &
Promissory Note) (Canada)                                                                              1,456,241        11,882,927
Freeport-McMoran Copper & Gold, Inc. (Class B) (L)                                                        74,125         2,789,324

Electric Utilities 0.28%                                                                                                 2,647,876
TECO Energy, Inc.                                                                                        199,689         2,647,876

Environmental Services 0.22%                                                                                             2,048,725
Kaiser Group Holdings, Inc. (I)                                                                           81,949         2,048,725

Food Retail 0.07%                                                                                                          628,548
Pathmark Stores, Inc. (I)                                                                                 88,778           628,548

Health Care Services 1.72%                                                                                              16,243,863
Magellan Health Services Inc. (I)                                                                        463,184        16,243,863

Hotels, Resorts & Cruise Lines 0.02%                                                                                       197,237
Sunterra Corp. (I)(L)                                                                                     20,188           197,237

Household Appliances 0.00%                                                                                                       0
Willcox & Gibbs, Inc. (B)(I)                                                                             229,554                 0

Industrial Machinery 0.00%                                                                                                       0
Glasstech, Inc. (Class B) (B)(I)                                                                           4,430                 0
Glasstech, Inc. (Class C) (B)(I)                                                                              10                 0

Integrated Telecommunication Services 0.88%                                                                              8,377,392
Chunghwa Telecom Co., Ltd. (ADR) (Taiwan) (L)                                                            355,000         6,056,300
Versatel Telecom International N.V. (Netherlands) (C)(I)                                               1,256,508         2,321,092

Oil & Gas Drilling 1.03%                                                                                                 9,748,013
Grey Wolf, Inc. (I)                                                                                    2,293,650         9,748,013

Oil & Gas Equipment & Services 0.32%                                                                                     3,027,000
Key Energy Services, Inc. (I)                                                                            300,000         3,027,000

Oil & Gas Exploration & Production 0.15%                                                                                 1,413,000
Chesapeake Energy Corp.                                                                                  100,000         1,413,000

Personal Products 0.08%                                                                                                    794,140
ContinentalAFA Dispensing Co. (B)(I)                                                                     168,966           794,140

Publishing 0.57%                                                                                                         5,355,000
MediaNews Group, Inc. (I)                                                                                 29,750         5,355,000
Specialty Chemicals 0.16%                                                                                                1,493,725
American Pacific Corp.                                                                                   200,500         1,493,725

Steel 0.13%                                                                                                              1,214,485
Sheffield Steel Corp. (I)                                                                                242,897         1,214,485

Wireless Telecommunication Services 0.48%                                                                                4,558,130
Dobson Communications Corp. (Class A) (I)                                                                200,000           280,000
Metrocall Holdings, Inc. (I)                                                                              18,480         1,194,362
NII Holdings, Inc. (I)                                                                                    84,141         3,083,768

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 5.92%                                                                                                 $56,054,798
(Cost $67,127,990)

Airlines 0.00%                                                                                                                   0
US Airways Group, Inc., Class A (B)(G)(H)                                                D                   362                 0

Broadcasting & Cable TV 1.94%                                                                                           18,373,129
Granite Broadcasting Corp., 12.75%, Payment-In-Kind (I)                                  Ca               11,710         5,503,700
Pegasus Communications Corp., 6.50%, Ser C, Conv (G)(H)                                  D               345,350        12,821,119
Pegasus Satellite Communicatons, Inc., 12.75%, Ser B (G)(H)                              D                 4,831            48,310

Electric Utilities 0.30%                                                                                                 2,826,000
Duke Energy Corp., 8.00%, Ser B, Conv (G)                                                BBB-            200,000         2,826,000

Environmental Services 1.11%                                                                                            10,509,482
Allied Waste Industries, Inc., 6.25%, Conv                                               B               150,000         8,685,000
Kaiser Group Holdings, Inc., 7.00%, Ser 1 (G)                                            B                33,631         1,824,482

Forest Products 0.82%                                                                                                    7,784,312
TimberWest Forest Corp., Unit (Common & Preferred Shares)
(Canada) (D)(G)                                                                          B-              751,400         7,784,312

Industrial Machinery 0.15%                                                                                               1,420,426
Glasstech, Inc., 12.75%, Ser B (B)(I)                                                    B                 4,475         1,136,426
Glasstech, Inc., Ser A (B)(I)                                                            B                   284           284,000
Glasstech, Inc., Ser C (B)(I)                                                            B-                   11                 0

Marine 0.00%                                                                                                                     0
Pacific & Atlantic Holdings, Inc., 7.50% (Greece) (B)(G)                                 CCC              95,645                 0

Wireless Telecommunication Services 1.60%                                                                               15,141,449
Dobson Communications Corp., 6.00%, Ser F, Conv (G)(S)                                   B-                8,000           206,000
Dobson Communications Corp., 12.25% (B)(G)                                               B-              514,912           648,789
Rural Cellular Corp., 12.25%, Payment-In-Kind                                            CCC-             23,043        14,286,660

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                                 rate %        date   rating (A)         (000)            Value
Tax-exempt long-term bonds 1.35%                                                                                       $12,742,630
(Cost $11,647,649)

Industrial Development 0.15%                                                                                             1,444,000
New York City Industrial Development Agency, Spec Facil Rev
British Airways Plc Proj                                             5.250   12-01-2032  BB+               2,000         1,444,000

Other Revenue 1.20%                                                                                                     11,298,630
Seminole Tribe Florida, Rev Bond Resort Gaming Facil Proj (G)       11.500   10-01-2013  B                10,500        11,298,630

Issuer                                                                                                    Shares             Value
Rights & warrants 0.08%                                                                                                   $788,927
(Cost $3,608,768)

Airlines 0.01%                                                                                                             110,854
Air France (France) (I)                                                                                  107,625           110,854
US Airways Group, Inc., (B)(H)                                                                                 1                 0

Broadcasting & Cable TV 0.06%                                                                                              561,000
XM Satellite Radio Holdings, Inc. (I)                                                                      9,350           561,000

Environmental Services 0.00%                                                                                                     0
Kaiser Group Holdings, Inc. (B)(I)                                                                        68,021                 0

Food Retail 0.00%                                                                                                           40,817
Pathmark Stores, Inc. (I)                                                                                 62,796            40,817

Hotels, Resorts & Cruise Lines 0.01%                                                                                        58,446
Sunterra Corp. (B)(I)                                                                                     30,283            58,446

Integrated Telecommunications Services 0.00%                                                                                     0
Startec Global Communications Corp. (I)                                                                    3,000                 0

Oil & Gas Exploration & Production 0.00%                                                                                    17,529
Chesapeake Energy Corp. (B)(I)                                                                            17,011            17,529

Precious Metals & Minerals 0.00%                                                                                                 0
Doe Run Resources Corp. (B)(I)                                                                                28                 0

Restaurants 0.00%                                                                                                                0
Planet Hollywood International, Inc. (B)(I)                                                                2,816                 0

Specialty Chemicals 0.00%                                                                                                        0
Sterling Chemicals Holdings (B)(I)                                                                         1,000                 0

Textiles 0.00%                                                                                                                 281
HF Holdings, Inc. (I)                                                                                     28,092               281

                                                                  Interest                             Par value
Issuer, description, maturity date                                  rate %                                  (000)            Value
Short-term investments 5.61%                                                                                           $53,180,468
(Cost $53,180,468)
Joint Repurchase Agreement 4.67%                                                                                        44,251,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 08-31-04, due 09-01-04 (Secured by
U.S. Treasury Bond 9.000%, due 11-15-18 and U.S. Treasury
Inflation Indexed Bond 3.875%, due 04-15-29)                         1.560                                44,251        44,251,000

                                                                                                          Shares
Cash Equivalents 0.94%                                                                                                   8,929,468
AIM Cash Investment Trust (T)                                                                          8,929,468         8,929,468

Total investments 100.27%                                                                                             $949,296,501

Other assets and liabilities, net (0.27%)                                                                              ($2,536,481)

Total net assets 100.00%                                                                                              $946,760,020


John Hancock
High Yield Fund
Footnotes to Schedule of Investments
August 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless otherwise indicated.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G)  Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)  Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows: See table on attached spreadsheet.

(L)  All or a portion of this security is on loan on August 31, 2004.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $92,809,750 or 9.80% of net assets as of August 31, 2004.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated, unless indicated otherwise.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on August 31, 2004, including short-term investments, was $1,091,103,850. Gross unrealized appreciation and depreciation of investments aggregated $106,314,930 and $248,122,279, respectively, resulting in net unrealized depreciation of $141,807,349."


John Hancock
High Yield Fund
Direct Placement Securities
August 31, 2004 (unaudited)

                                                                  Value as a
                                                                  percentage
                                   Acquisition    Acquisition      of fund's          Value as of
Issuer, description                       date           cost     net assets      August 31, 2004

Norse CBO, Ltd., Jr Sub Note          08-04-98      $750,000           0.01%              $75,000



John Hancock
High Yield Fund
Summary of written options outstanding on August 31, 2004 (unaudited)

                                     Number of       Exercise     Expiration
Name of issuer                       contracts          price           date                Value

CALLS
Chesapeake Energy Corp.                  1,000          $2.25     01-22-2005            ($225,000)

                                                                                        ($225,000)


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129
Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock High Yield Fund.


570Q1   8/04
       10/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004